Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Research and development costs
Research and development costs	€ 8,419	€ 13,931	€ 38,135	€ 46,491